Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pesvit-20160822_SupplementTextBlock

PIMCO Equity Series VIT

Supplement Dated August 22, 2016 to the Administrative Class Prospectus, Advisor Class Prospectus, and Institutional Class Prospectus (each dated April 29, 2016), each as supplemented from time to time (the "Prospectuses"); and to the Statement of Additional Information dated April 29, 2016, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO StocksPLUS® Global Portfolio (the "Portfolio")

Effective October 21, 2016, the advisory fee for the Portfolio is decreased by 0.39% to 0.30% and the supervisory and administrative fee for the Portfolio is decreased by 0.04% to 0.31%, causing the Portfolio's Total Annual Portfolio Operating Expenses to decrease as described below. In addition, effective October 21, 2016, the contractual agreement by PIMCO to reduce its advisory fee by 0.16% of the average daily net assets of the Portfolio is terminated. These changes result in the Portfolio's Management Fees decreasing to 0.61% and the Portfolio's Total Annual Portfolio Operating Expenses decreasing to 0.78% for Administrative Class shares, 0.88% for Advisor Class shares and 0.63% for Institutional Class shares.
Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and related footnotes, as well as the Expense Examples following the tables. In addition, effective October 21, 2016, all references in the Prospectuses to the contractual agreement by PIMCO to reduce its advisory fee are deleted. Also, effective immediately, descriptions of the fee reductions are added to the "Management of the Portfolio—Management Fees" section of the Prospectuses.

| (PIMCO StocksPLUS® Global Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.61%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
| (PIMCO StocksPLUS® Global Portfolio) | Advisor Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.61%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
| (PIMCO StocksPLUS® Global Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.61%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%